Contractual Obligations, Commercial Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule Of Contractual Obligations And Commercial Commitments	, these include:

	Payments due in:
$ in millions	Total	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years
Electricity purchase commitments	$173.2	$115.8	$57.4	$—	$—
Purchase orders and other contractual obligations	$52.5	$44.7	$7.8	$—	$—